BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 28 – BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)	Controlling Company

As of December 31, 2025 and 2024, CVH is the controlling company of Telecom Argentina, holding 28.16% of the capital stock of Telecom Argentina. Additionally, both CVH and FTL hold 235,177,350 shares each in the Voting Trust (the Voting Trust Agreement was formalized on April 15, 2019), in accordance with the Shareholders´ Agreement, shares representing 10.92% of the capital of Telecom Argentina so the shares subject to such agreement represent 21.84% of the total capital of Telecom Argentina (the “Shares in Trust”).

According to the Voting Trust Agreement, the trustee appointed by CVH must vote the Shares in Trust as instructed or voted by CVH with respect to all issues except in respect of certain matters subject to veto under the Shareholders’ Agreement dated July 7, 2017.

b)Balances with Related parties
●	Associates and Joint venture

CURRENT ASSETS		December 31,	December 31,
Trade receivables		2025	2024
OPH	Joint venture	97	61
		97	61
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	798	272
OPH	Joint venture	1,064	626
		1,862	898
Other liabilities
OPH	Joint venture	—	3,961
		—	3,961
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	—	3,625
		—	3,625

●Other related parties

CURRENT ASSETS	December 31,	December 31,
Trade receivables	2025	2024
Other related parties	2,880	2,467
	2,880	2,467
Other receivables
Other related parties	15	834
	15	834
CURRENT LIABILITIES
Trade payables
Other related parties	18,496	15,975
	18,496	15,975

c)	Transactions with Related parties

●Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2025	2024	2023

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	138	174	292
Ver TV	Services revenues and other revenues	Associate	—	70	95
OPH	Services revenues and other revenues	Joint venture	777	442	241
			915	686	628
			Operating costs
La Capital Cable	Fees for services	Associate	(2,273)	(2,340)	(2,493)
OPH	Fees for services	Joint venture	(3,594)	(1,176)	—
			(5,867)	(3,516)	(2,493)

●	Other Related parties

	Transaction	Years ended December 31,
		2025	2024	2023

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	6,375	7,584	5,655
		6,375	7,584	5,655
		Operating costs
Other Related parties	Programming costs	(48,148)	(53,489)	(50,942)
Other Related parties	Editing and distribution of magazines	(3,715)	(5,417)	(7,811)
Other Related parties	Advisory services	(12,242)	(11,501)	(6,606)
Other Related parties	Advertising purchases	(4,759)	(3,110)	(4,194)
Other Related parties	Other purchases and commissions	(11,851)	(8,182)	(3,206)
		(80,715)	(81,699)	(72,759)

The transactions discussed above were made on arm length transaction basis. When Telecom’s transactions represented more than 1% of its total shareholders’ equity, they were approved according to Law No, 26,831, the Bylaws and the Executive Committees’ Faculties and Performance Regulation.

d)	Key Managers

Compensation for Directors for technical-administrative functions and Key Managers includes fixed and variable compensation, retention plans, social security contribution, and, in some cases, accrued severance compensation. Compensation for Directors and Key Managers of Telecom for the years ended December 31, 2025, 2024 and 2023 amounted to $31,606 million, $17,266 million and $5,898 million, respectively (in currency of the transaction date), and were recorded as expenses under the line item “Employee benefits expenses and severance payments”. As of December 31, 2025, an amount of $9,007 million remained unpaid.

Telecom Argentina has recorded fees of its Board of Directors’ members of $6,399 million, $3,224 million and $765 million for the year ended December 31, 2025, 2024 and 2023, respectively (in currency of the transaction date). As of December 31, 2025, there are no unpaid balances.

The members and alternate members of the Board of Directors do not hold executive positions in Telecom Argentina or its subsidiaries.